Unaudited Condensed Consolidated Statements of Profit or Loss R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 BRL (R$) R$ / shares	Jun. 30, 2025 BRL (R$) R$ / shares	Jun. 30, 2026 BRL (R$) R$ / shares	Jun. 30, 2025 BRL (R$) R$ / shares
Profit or loss [Abstract]
Net revenue from transaction activities and other services	R$ 618,112	R$ 337,728	R$ 1,170,853	R$ 739,075
Financial income	3,503,586	2,130,941	6,463,273	3,793,524
Total revenue and financial income	4,121,698	2,468,669	7,634,126	4,532,599
Transaction expenses	(193,339)	(158,080)	(379,779)	(342,596)
Interest and other financial expenses	(1,501,582)	(851,083)	(2,757,518)	(1,491,003)
Total transaction and financial expenses	(1,694,921)	(1,009,163)	(3,137,297)	(1,833,599)
Credit loss allowance expenses	(1,180,547)	(614,700)	(2,154,567)	(1,094,836)
Technology expenses	(181,980)	(125,098)	(344,442)	(238,000)
Marketing expenses	(242,651)	(98,277)	(422,018)	(252,514)
Personnel expenses	(292,679)	(325,217)	(630,313)	(585,539)
Administrative expenses	(166,599)	(98,900)	(277,689)	(162,014)
Depreciation and amortization	(118,626)	(107,145)	(237,004)	(210,837)
Other expenses	(20,474)	(10,250)	(30,347)	(21,475)
Other income	45,177	26,139	89,664	48,889
Profit before income taxes	268,398	106,058	490,112	182,674
Current income tax and social contribution	(116,629)	(265,835)	(316,546)	(453,379)
Deferred income tax and social contribution	117,259	280,040	247,199	479,064
Total income tax and social contribution (expense) benefit	630	14,205	(69,347)	25,685
Profit for the period	269,028	120,263	420,765	208,359
Profit attributable to the Company’s shareholders	270,186	104,082	421,616	179,062
Profit attributable to non-controlling interests	R$ (1,158)	R$ 16,181	R$ (851)	R$ 29,297
Earnings per share – basic (in Brazil Real per share) | (per share)	R$ 2.1	R$ 520,410	R$ 3.34	R$ 895,310
Earnings per share – diluted (in Brazil Real per share) | (per share)	R$ 2.1	R$ 520,410	R$ 3.34	R$ 895,310